real estate joint ventures and investments in associates - Net income (loss) and comprehensive income (loss) (Details) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
real estate joint ventures and investments in associates
Interest expense	$ 325	$ 97		$ 650	$ 277
Net income (loss)	196	498		420	902
Comprehensive income (loss)	115	624		341	1,214
Real estate joint ventures
real estate joint ventures and investments in associates
Revenue	7	6		13	10
Depreciation and amortization	2	2		4	4
Interest expense	2	1		5	4
Net income (loss)	(5)	(2)		(11)	(6)
Comprehensive income (loss)	(5)		$ (2)	(11)	(6)
Provision for income taxes of the partners recognized in net income and comprehensive income	$ 0	$ 0		$ 0	$ 0